Note 15 - Cash and Cash Equivalents - Credit Ratings (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Cash and cash equivalents	$ 7,129	$ 4,522	$ 1,900	$ 1,939	$ 10,970	$ 28
A + [member]
Statement Line Items [Line Items]
Cash and cash equivalents	252	17		891	8,161
A-1 [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	233	14		69	468
AA - [member]
Statement Line Items [Line Items]
Cash and cash equivalents	$ 6,644	$ 4,491		$ 979	$ 2,341